Derivative financial instruments - Summary of carrying amount of fair value hedges (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	$ 780	$ 2,654
Fair value hedges
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	245	0
Hedging instrument, liabilities	1,024	2,655
Fair value hedges | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	0
Hedging instrument, liabilities	2	4
Notional amount	149	132
Fair value hedges | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	245	0
Hedging instrument, liabilities	1,022	2,651
Notional amount	$ 16,304	$ 15,887